Other Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Prepaid expenses and other current assets	$ 4,563	$ 2,683
Other Income	4,787	280	155
Other long-term assets	5,533	897
Defaulted charterer
Related Party Transaction [Line Items]
Prepaid expenses and other current assets	3,446
Other Income	4,626
Other long-term assets	$ 1,177